RELATED PARTY DEBT (Schedule of Related Party Debt) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Unsecured note payable to former Director [Member]	Dec. 31, 2011 Unsecured note payable to former Director [Member]	May 31, 2011 Unsecured note payable to former Director [Member]	Dec. 31, 2012 Secured line of credit agreement [Member]	Dec. 31, 2011 Secured line of credit agreement [Member]	Dec. 31, 2012 Related party notes payable [Member]	Dec. 31, 2011 Related party notes payable [Member]
Debt Instrument [Line Items]
Total related party debt			$ 409,075		$ 272,399	$ 340,000		$ 40,512		$ 96,164
Less current portion			(204,776)
Non-current portion of related party notes payable			$ 204,299